Janus Henderson Absolute Return Income Opportunities Fund
Schedule of Investments (unaudited)
March 31, 2025

	Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 24.3%
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32ž	$174,442		$176,262
Ally Bank Auto Credit-Linked Notes 2024-B C, 5.2150%, 9/15/32ž	209,241		209,657
Bayview Opportunity Master Fund VII 2024-CAR1 C, US 30 Day Average SOFR + 1.5000%, 5.8397%, 12/26/31ž,‡	375,440		377,142
BPR Trust 2024-PMDW D, 5.8500%, 11/5/41ž,‡	457,000		449,075
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 6.9091%, 8/15/39ž,‡	525,000		524,594
BX Commercial Mortgage Trust 2025-ROIC D, CME Term SOFR 1 Month + 1.9926%, 6.3118%, 3/15/30ž,‡	500,000		495,079
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 6.9392%, 9/15/38ž,‡	300,000		300,467
Connecticut Avenue Securities Trust 2021-R01 1M2, US 30 Day Average SOFR + 1.5500%, 5.8897%, 10/25/41ž,‡	117,602		117,665
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 6.3397%, 11/25/41ž,‡	550,000		551,868
Connecticut Avenue Securities Trust 2022-R01 1M1, US 30 Day Average SOFR + 1.0000%, 5.3397%, 12/25/41ž,‡	73,740		73,582
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 6.2397%, 4/25/42ž,‡	28,993		29,107
Connecticut Avenue Securities Trust 2022-R08 1M1, US 30 Day Average SOFR + 2.5500%, 6.8897%, 7/25/42ž,‡	55,635		56,986
Connecticut Avenue Securities Trust 2023-R04 1M1, US 30 Day Average SOFR + 2.3000%, 6.6357%, 5/25/43ž,‡	140,628		143,228
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.0397%, 7/27/43ž,‡	111,457		111,767
Connecticut Avenue Securities Trust 2024-R02 1M1, US 30 Day Average SOFR + 1.1000%, 5.4397%, 2/25/44ž,‡	34,904		34,847
Connecticut Avenue Securities Trust 2024-R03 2M2, US 30 Day Average SOFR + 1.9500%, 6.2857%, 3/25/44ž,‡	804,000		804,375
Connecticut Avenue Securities Trust 2024-R04 1M2, US 30 Day Average SOFR + 1.6500%, 5.9897%, 5/25/44ž,‡	203,137		203,150
Connecticut Avenue Securities Trust 2024-R05 2M2, US 30 Day Average SOFR + 1.7000%, 6.0397%, 7/25/44ž,‡	133,361		132,911
Connecticut Avenue Securities Trust 2025-R01 1B1, US 30 Day Average SOFR + 1.7000%, 6.0357%, 1/25/45ž,‡	172,795		171,002
Connecticut Avenue Securities Trust 2025-R02 1M2, US 30 Day Average SOFR + 1.6000%, 5.9357%, 2/27/45ž,‡	59,000		58,811
Credabl Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%, 5.5375%, 5/11/45‡	551,741	AUD	345,446
Credabl Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%, 6.2875%, 5/11/45‡	690,000	AUD	432,815
DB Master Finance LLC 2021-1A A2I, 2.0450%, 11/20/51ž	120,937		115,594
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51ž	48,375		44,454
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 M1, US 30 Day Average SOFR + 0.8500%, 5.1897%, 11/25/41ž,‡	11,777		11,732
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA6 M1A, US 30 Day Average SOFR + 2.1500%, 6.4897%, 9/25/42ž,‡	45,493		45,825
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA3 M1A, US 30 Day Average SOFR + 2.3000%, 6.6397%, 8/25/42ž,‡	87,693		89,168
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 6.4357%, 4/27/43ž,‡	42,152		42,703
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA1 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 5/25/43ž,‡	85,250		85,949
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 6.3397%, 6/25/43ž,‡	231,953		232,834
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 6.1897%, 11/25/43ž,‡	68,284		68,560
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA1 M1, US 30 Day Average SOFR + 1.3500%, 5.6897%, 2/25/44ž,‡	99,866		99,829
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA3 M2, US 30 Day Average SOFR + 1.4500%, 5.7897%, 10/25/44ž,‡	385,462		385,360
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA1 M1, US 30 Day Average SOFR + 1.2500%, 5.5897%, 3/25/44ž,‡	48,118		48,099
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-HQA2 M2, US 30 Day Average SOFR + 1.8000%, 6.1397%, 8/25/44ž,‡	255,000		254,664

	Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes 2025-HQA1 M2, US 30 Day Average SOFR + 1.6500%, 5.9897%, 2/27/45ž,‡	$93,136		$92,646
FREMF Mortgage Trust 2023-K511 C, 5.6346%, 11/25/28ž,‡	125,000		114,564
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	250,000		248,199
Liberty Funding Pty Ltd 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%, 5.2962%, 5/25/32‡	322,346	AUD	201,770
METRO Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%, 5.3386%, 9/17/30‡	415,964	AUD	260,517
Now Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 5.4901%, 6/14/32‡	280,424	AUD	176,137
Now Trust 2025-1 A, 30 Day Australian Bank Bill Rate + 1.1500%, 5.2459%, 2/14/34‡	500,000	AUD	312,350
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 5.9605%, 3/15/41ž,‡	600,000		600,560
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54ž	269,325		272,094
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54ž	228,427		224,963
Taco Bell Funding LLC 2016-1A A23, 4.9700%, 5/25/46ž	152,017		151,843
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48ž	451,009		449,786
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	67,792		60,781
The Huntington National Bank 2024-1 B1, 6.1530%, 5/20/32ž	168,811		170,907
The Huntington National Bank 2024-2 C, US 30 Day Average SOFR + 2.6000%, 6.9444%, 10/20/32ž,‡	304,541		305,540
The Huntington National Bank 2025-1 C, US 30 Day Average SOFR + 2.2500%, 6.6004%, 3/21/33ž,‡	250,000		249,998
UK Logistics 2024-1A B, SONIA Interest Rate Benchmark + 2.5500%, 7.2664%, 5/17/34ž,‡	330,000	GBP	426,763
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32ž	400,000		404,483
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $12,099,738)			12,048,508
Corporate Bonds – 68.4%
Banking – 14.1%
Australia & New Zealand Banking Group Ltd, 90 Day Australian Bank Bill Rate + 1.5200%, 5.5450%, 1/15/35‡	1,500,000	AUD	941,734
Australian Central Credit Union Ltd, 90 Day Australian Bank Bill Rate + 2.4000%, 6.5137%, 9/16/31‡	200,000	AUD	124,160
Capital One Financial Corp, 3.7500%, 7/28/26	510,000		502,825
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%, 5.7400%, 8/20/31‡	1,500,000	AUD	940,432
Lloyds Banking Group PLC, 90 Day Australian Bank Bill Rate + 1.6800%, 6.1060%, 3/6/30‡	130,000	AUD	82,011
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.5500%, 5.6637%, 6/17/31‡	1,700,000	AUD	1,066,587
Macquarie Bank Ltd, 90 Day Australian Bank Bill Rate + 1.9500%, 6.0653%, 3/1/34‡	290,000	AUD	182,996
National Australia Bank Ltd, 90 Day Australian Bank Bill Rate + 2.0200%, 6.4463%, 11/18/31‡	2,300,000	AUD	1,455,934
Newcastle Greater Mutual Group Ltd, 90 Day Australian Bank Bill Rate + 1.2500%, 5.2022%, 1/21/30‡	240,000	AUD	150,198
Teachers Mutual Bank Ltd, 90 Day Australian Bank Bill Rate + 1.3000%, 5.7283%, 6/21/27‡	370,000	AUD	232,828
UBS AG/Stamford CT, 7.5000%, 7/15/25	250,000		251,259
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.8800%, 6.3000%, 4/3/34‡	1,200,000	AUD	758,493
Westpac Banking Corp, 90 Day Australian Bank Bill Rate + 1.5200%, 5.3510%, 2/12/35‡	500,000	AUD	311,213
			7,000,670
Basic Industry – 0.6%
Glencore Funding LLC, 4.9070%, 4/1/28ž	153,000		153,625
Novelis Corp, 3.2500%, 11/15/26ž	171,000		165,313
			318,938
Brokerage – 1.9%
LPL Holdings Inc, 5.7000%, 5/20/27	250,000		254,117
LPL Holdings Inc, 4.6250%, 11/15/27ž	670,000		664,202
			918,319
Capital Goods – 6.4%
Ashtead Capital Inc, 1.5000%, 8/12/26ž	625,000		597,823
Boeing Co/The, 2.1960%, 2/4/26	540,000		528,337
Boeing Co/The, 6.2590%, 5/1/27	250,000		257,215
CNH Industrial Capital Australia Pty Ltd, 5.4000%, 5/17/27	800,000	AUD	503,608
Regal Rexnord Corp, 6.0500%, 2/15/26	950,000		957,192
Trinity Industries Inc, 7.7500%, 7/15/28ž	300,000		311,004
			3,155,179

	Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Cyclical – 9.9%
Allison Transmission Inc, 4.7500%, 10/1/27ž	$187,000		$182,380
Ford Motor Credit Co LLC, 5.8000%, 3/5/27	375,000		376,623
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	500,000		518,095
General Motors Financial Co Inc, 1.5500%, 9/2/25	40,000	AUD	24,640
General Motors Financial Co Inc, 5.1500%, 8/15/26	110,000	GBP	142,139
LKQ Corp, 5.7500%, 6/15/28	600,000		613,384
Royal Caribbean Cruises Ltd, 5.5000%, 8/31/26ž	256,000		256,004
VICI Properties LP, 4.7500%, 4/1/28	350,000		350,696
VICI Properties LP / Vici Note Co Inc, 4.6250%, 6/15/25ž	966,000		965,754
VICI Properties LP / Vici Note Co Inc, 4.5000%, 9/1/26ž	150,000		149,179
Volkswagen Financial Services NV, 6.5000%, 9/18/27	1,000,000	GBP	1,320,219
			4,899,113
Consumer Non-Cyclical – 3.5%
Solventum Corp, 5.4000%, 3/1/29	275,000		280,531
Teva Pharmaceutical Finance Netherlands III BV, 3.1500%, 10/1/26	700,000		678,838
Universal Health Services Inc, 1.6500%, 9/1/26	825,000		789,635
			1,749,004
Electric – 5.6%
Algonquin Power & Utilities Corp, 5.3650%, 6/15/26Ç	165,000		165,950
Calpine Corp, 4.5000%, 2/15/28ž	267,000		258,842
Calpine Corp, 5.1250%, 3/15/28ž	185,000		182,021
Liberty Utilities Co, 5.5770%, 1/31/29ž	605,000		619,214
NRG Energy Inc, 2.4500%, 12/2/27ž	553,000		518,672
Vistra Operations Co LLC, 5.1250%, 5/13/25ž	1,045,000		1,043,916
			2,788,615
Energy – 2.5%
Columbia Pipelines Holding Company LLC, 6.0550%, 8/15/26ž	125,000		126,806
Hess Midstream Operations LP, 5.8750%, 3/1/28ž	344,000		345,554
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	383,000		377,051
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	89,000		90,769
Occidental Petroleum Corp, 3.4000%, 4/15/26	275,000		270,575
			1,210,755
Finance Companies – 9.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.5000%, 7/15/25	275,000		275,799
Avanti Finance Ltd, 90 Day Australian Bank Bill Rate + 4.8500%, 8.9650%, 9/14/28‡	400,000	AUD	249,225
Aviation Capital Group LLC, 1.9500%, 9/20/26ž	200,000		192,085
Blackstone Private Credit Fund, 3.2500%, 3/15/27	290,000		279,422
Blue Owl Credit Income Corp, 6.5000%, 10/23/27	728,000	AUD	458,247
GGAM Finance Ltd, 5.8750%, 3/15/30ž	16,000		15,790
Judo Bank Pty Ltd, 90 Day Australian Bank Bill Rate + 3.3500%, 7.6829%, 10/23/34‡	240,000	AUD	153,154
Macquarie Airfinance Holdings Ltd, 5.2000%, 3/27/28ž	250,000		250,167
Macquarie Airfinance Holdings Ltd, 8.3750%, 5/1/28ž	135,000		140,727
Macquarie Airfinance Holdings Ltd, 8.1250%, 3/30/29ž	260,000		272,859
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	260,000		256,361
MSD Investment Corp, 6.2500%, 5/31/30ž	401,000		396,815
OneMain Finance Corp, 7.1250%, 3/15/26	560,000		568,216
OneMain Finance Corp, 3.5000%, 1/15/27	180,000		172,518
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc, 2.8750%, 10/15/26ž	815,000		781,127
			4,462,512
Financial Institutions – 4.9%
Atlas Warehouse Lending Co LP, 6.0500%, 1/15/28ž	500,000		504,455
Atlas Warehouse Lending Co LP, 6.2500%, 1/15/30ž	250,000		251,339
GGAM Finance Ltd, 7.7500%, 5/15/26ž	300,000		303,313
GGAM Finance Ltd, 8.0000%, 6/15/28ž	260,000		272,638
Liberty Financial Pty Ltd, 90 Day Australian Bank Bill Rate + 3.8000%, 7.9137%, 3/16/28‡	800,000	AUD	525,992
QIC Finance Shopping Center Fund Pty Ltd, 90 Day Australian Bank Bill Rate + 1.2700%, 5.6176%, 8/15/25‡	880,000	AUD	550,164
			2,407,901
Government Sponsored – 0.6%
Permanent TSB Group Holdings PLC, EURIBOR ICE SWAP Rate + 3.5000%, 6.6250%, 7/2/29‡	230,000	EUR	272,937
Industrial – 1.4%
Downer Group Finance Pty Ltd, 3.7000%, 4/29/26	1,100,000	AUD	678,133
Insurance – 2.5%
Insurance Australia Group Ltd, 90 Day Australian Bank Bill Rate + 2.3500%, 6.4637%, 6/15/45‡	620,000	AUD	388,181

	Principal Amounts		Value
Corporate Bonds – (continued)
Insurance – (continued)
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.3000%, 6.4153%, 6/1/37‡	850,000	AUD	$540,266
Suncorp Group Ltd, 90 Day Australian Bank Bill Rate + 2.6500%, 6.7653%, 12/1/38‡	500,000	AUD	321,917
			1,250,364
Real Estate Investment Trusts (REITs) – 2.5%
Vicinity Centres Trust, 4.0000%, 4/26/27	2,020,000	AUD	1,245,879
Technology – 2.2%
Gartner Inc, 4.5000%, 7/1/28ž	$280,000		274,524
MSCI Inc, 4.0000%, 11/15/29ž	615,000		587,427
SK Hynix Inc, 5.5000%, 1/16/27ž	235,000		238,037
			1,099,988
Transportation – 0.8%
American Airlines Inc / AAdvantage Loyalty IP Ltd, 5.5000%, 4/20/26ž	166,666		166,211
Delta Air Lines Inc / SkyMiles IP Ltd, 4.7500%, 10/20/28ž	250,000		248,961
			415,172
Total Corporate Bonds (cost $34,923,257)			33,873,479
Commercial Paper – 10.2%
Conagra Brands Inc, 0%, 4/1/25±,◊	700,000		699,909
Entergy Corp, 0%, 4/1/25±,◊	350,000		349,956
Global Payments Inc, 0%, 4/1/25◊	1,250,000		1,249,829
Jabil Inc, 0%, 4/1/25±,◊	1,450,000		1,449,793
Jabil Inc, 0%, 4/2/25±,◊	1,050,000		1,049,701
Liberty Utilities Co, 0%, 4/1/25◊	250,000		249,968
Total Commercial Paper (cost $5,049,500)			5,049,156
Total Investments (total cost $52,072,495) – 102.9%			50,971,143
Liabilities, net of Cash, Receivables and Other Assets – (2.9)%			(1,458,141)
Net Assets – 100%			$49,513,002

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$31,945,898	62.7%
Australia	12,954,529	25.4
United Kingdom	2,026,711	4.0
Germany	1,320,219	2.6
Ireland	1,140,477	2.2
Israel	678,838	1.3
Switzerland	251,259	0.5
New Zealand	249,225	0.5
South Korea	238,037	0.5
Canada	165,950	0.3
Total	$50,971,143	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Common Stocks - N/A
Exchange-Traded Funds (ETFs) - N/A
Janus Henderson AAA CLO
	$1,277,088	$-	$(1,267,851)	$28,071	$(37,308)	$-	-	$13,594

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Australian Dollar	4/11/25	(22,403,000)	$14,065,833	$69,626
Euro	4/11/25	(264,539)	273,675	(12,493)
				57,133
Goldman Sachs & Co. LLC:
British Pound	4/11/25	(1,521,000)	1,874,572	(89,752)
JPMorgan Chase Bank, National Association:
Australian Dollar	4/11/25	(500,000)	315,260	2,887
Euro	4/22/25	(388,153)	425,000	4,847
				7,734
Morgan Stanley & Co. International PLC:
Australian Dollar	4/11/25	920,000	(578,481)	(3,714)
Total				$(28,599)

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2-Year Canadian Bond	56	6/30/25	$4,120,509	$14,847
3-Month SOFR	40	3/17/27	9,656,500	6,500
Euro-Schatz	44	6/10/25	5,088,139	(4,622)
Total - Futures Long				16,725
Futures Short:
10-Year Canadian Bond	4	6/30/25	(345,125)	(2,660)
2 Year US Treasury Note	56	7/3/25	(11,601,625)	(29,146)
3-Month SOFR	40	3/18/26	(9,637,500)	(6,000)
3-Year Australian Bond	38	6/16/25	(2,528,244)	(7,350)
5 Year US Treasury Note	15	7/3/25	(1,622,344)	(10,430)
Total - Futures Short				(55,586)
Total				$(38,861)

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by Fund	Payments received by Fund	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
NDBB3M	5.615% Fixed Rate	Quarterly	7/13/25	863,400	NZD	$-	$3,369	$3,369
NDBB3M	5.3775% Fixed Rate	Quarterly	7/19/25	863,400	NZD	-	3,001	3,001
NDBB3M	5.44% Fixed Rate	Quarterly	7/27/25	1,650,000	NZD	-	6,656	6,656
NDBB3M	5.51% Fixed Rate	Quarterly	8/16/25	820,000	NZD	-	3,561	3,561
NDBB3M	5.12% Fixed Rate	Quarterly	4/22/26	1,930,000	NZD	-	36,021	36,021
4.495% Fixed Rate	NDBB3M	Quarterly	5/21/34	273,000	NZD	-	(7,282)	(7,282)
NDBB3M	4.9275% Fixed Rate	Quarterly	5/21/26	1,134,000	NZD	-	19,832	19,832
NDBB3M	3.56% Fixed Rate	Quarterly	10/21/26	1,735,000	NZD	-	10,680	10,680
NDBB3M	3.45% Fixed Rate	Quarterly	2/17/27	2,350,000	NZD	-	1,184	1,184
Total						$-	$77,022	$77,022

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Credit default swaps:
Average notional amount - buy protection	$116,000
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	915,938
Average amounts sold - in USD	16,575,105
Futures contracts:
Average notional amount of contracts - long	18,171,700
Average notional amount of contracts - short	15,435,040
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate	16,725,750
Average notional amount - receive fixed rate/pay floating rate	8,931,800

Notes to Schedule of Investments (unaudited)
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$22,480,438, which represents 45.4% of net assets.

±
Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2025 is
$3,549,359, which represents 7.2% of net assets.

‡
Variable or floating rate security. Rate shown is the current rate as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$12,048,508	$-
Corporate Bonds	-	33,873,479	-
Commercial Paper	-	5,049,156	-
Total Investments in Securities	$-	$50,971,143	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	77,360	-
Futures Contracts	21,347	-	-
Centrally Cleared Swaps	-	84,304	-
Total Assets	$21,347	$51,132,807	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$105,959	$-
Futures Contracts	60,208	-	-
Centrally Cleared Swaps	-	7,282	-
Total Liabilities	$60,208	$113,241	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
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